UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24039

First Eagle Tactical Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

Sheelyn Michael

First Eagle Investment Management, LLC 1345 Avenue of the Americas

New York, NY 10105

Registrant’s telephone number, including area code: 1-212-698-330

Date of fiscal year end: December 31

Date of reporting period: June 30,2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2

Semiannual Report

June 30, 2025

First Eagle Tactical Municipal Opportunities Fund

Advised by First Eagle Investment Management, LLC

Table of Contents

Fund Overview	4
Schedule of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Fund Expenses	35
General Information	39
Dividend Reinvestment Plan	40
Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement	41

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

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First Eagle Tactical Municipal Opportunities Fund

Fund Overview

Data as of June 30, 2025 (unaudited)

Asset Allocation by Asset Class (%)
Based on total investments in the portfolio

Bond Credit Quality3  (%)
Based on total investments in the portfolio

AA	16.3
A	5.2
BBB	0.0[4]
BB or lower	0.1
N/R (Not Rated)	78.1
N/A (not applicable)	0.3

1  Total investments include the Fund's assets attributable to financial leverage. Inverse floating rate interests ("Inverse Floaters") are issued in connection with municipal tender option bond ("TOB") financing transactions (secured borrowing) to generate leverage for the Fund.

2  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.

3  The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

  The Fund's portfolio composition is subject to change at any time.

4  Less than 0.05%.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 140.6%
Arkansas — 3.4%
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	500,000	505,666
California — 10.9%
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (a)(b)(c)	600,000	568,562
California Public Finance Authority, Fontana Jurupa Hills Project Area, Tax Allocation, Third Tier, Series 2025 C, 12.00%, 09/01/2033 (c)(d)	200,000	76,711
City of Los Angeles Department of Airports, Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (e)	1,000,000	1,000,609
		1,645,882
Colorado — 2.4%
Vail Home Partners Corp., Revenue, Series 2025, 5.88%, 10/01/2055 (c)	365,000	364,609
District of Columbia — 6.6%
Metropolitan Washington Airports Authority Aviation, Revenue, AMT, Refunding, Series 2025 A, 5.00%, 10/01/2050 (d)(e)	1,000,000	998,220
Florida — 24.2%
County of Palm Beach, Provident Group — LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (c)	850,000	719,954
Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(b)(c)	700,000	666,408
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 A, 8.25%, 08/13/2025 (a)(b)(c)	600,000	616,688
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.25%, 07/01/2047	5,000	4,546
Greater Orlando Aviation Authority, Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (e)	1,000,000	1,023,146
Kingston One Community Development District, Kingston One Community Development District Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2057 (c)(d)	600,000	597,269
		3,628,011

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 4.0%
Athens-Clarke County, Unified Government Water & Sewerage, Revenue, Refunding, Series 2015, 3.13%, 01/01/2029	5,000	5,000
Development Authority of Burke County (The), Georgia Power Co., Revenue, Refunding, Series 2018, 4.00%, 07/01/2025 (b)(f)	600,000	600,000
		605,000
Idaho — 4.6%
Spring Valley Community Infrastructure District No. 1, Spring Valley Community Infrastructure District No. 1 Assessment Area Two, Special Assessment, Series 2025, 6.25%, 09/01/2054 (c)(d)	700,000	701,499
Illinois — 2.5%
Illinois Finance Authority, Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (c)	400,000	380,572
Northeastern Illinois University, COP, 3.75%, 10/01/2030	5,000	4,588
		385,160
Indiana — 3.5%
Indiana Finance Authority, Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	5,000	3,709
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	30,000	26,307
Indiana Housing & Community Development Authority, Revenue, Series 2017 C 3, 3.95%, 07/01/2025 (b)(f)	500,000	500,000
		530,016
Kansas — 4.0%
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 3.75%, 05/15/2034	5,000	4,506
Wyandotte County-Kansas City Unified Government, Wyandotte County-Kansas City Unified Government Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	650,000	609,107
		613,613
Kentucky — 3.3%
City of Berea, Berea College, Revenue, Refunding, Series 2003 B, 3.95%, 07/01/2025 (b)(f)	500,000	500,000

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.0% (g)
Natchez-Adams School District, Revenue, 2.50%, 02/01/2040	5,000	3,205
New Jersey — 4.7%
New Jersey Economic Development Authority, DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	700,000	714,594
New York — 6.0%
New York City Industrial Development Agency, 123 Washington LLC, Revenue, Series 2007, 3.95%, 07/01/2025 (b)(f)	470,000	470,000
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue, Series DD-2, 4.00%, 07/01/2025 (b)(f)	430,000	430,000
		900,000
North Carolina — 6.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group, Revenue, Series 2018 H, 4.00%, 07/01/2025 (b)(f)	500,000	500,000
North Carolina Housing Finance Agency, Revenue, GNMA Insured, Series 52-C, 3.95%, 07/01/2025 (b)(f)	500,000	500,000
		1,000,000
Ohio — 5.0%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Lien, Refunding, Series 2020 B-2, Class 2, 5.00%, 06/01/2055	300,000	255,758
County of Hamilton, TriHealth Obligated Group, Revenue, Refunding, Series 2021 B, 4.05%, 07/01/2025 (b)(f)	500,000	500,000
		755,758
Oklahoma — 0.0% (g)
Norman Regional Hospital Authority, Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	5,000	4,009
Oregon — 4.5%
Oregon State Facilities Authority, Willamette University, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2051	875,000	679,773
Pennsylvania — 4.9%
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044	1,000,000	722,038

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.9% (continued)
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	5,000	3,819
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	5,000	4,294
		730,151
Puerto Rico — 2.2%
Children's Trust Fund, Revenue, Series 2008 B, 0.00%, 05/15/2057 (h)	12,695,000	333,706
Texas — 20.0%
City of Penitas, GO, Series 2025, 6.00%, 09/01/2055	5,000	4,931
County of Denton, Green Meadows Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.13%, 12/31/2055 (c)	700,000	704,920
County of Fort Bend, Toll Road, Revenue, Senior Lien, BAM Insured, Series 2021, 3.00%, 03/01/2051	5,000	3,425
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	500,000	461,678
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (c)	800,000	722,971
Nolan County Hospital District, GO, Series 2014, 3.25%, 08/15/2025	5,000	4,995
Olney Hamilton Hospital District, GO, Series 2024, 6.25%, 09/15/2054 (c)	700,000	709,469
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2046	500,000	392,445
		3,004,834
Utah — 3.3%
Point Phase 1 Public Infrastructure District No. 1, Revenue, Series 2025 B, 8.50%, 03/15/2055 (d)	500,000	489,584
Washington — 4.8%
Washington State Housing Finance Commission, Provident Group — SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (c)	700,000	712,038

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund | Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Washington — 4.8% (continued)
Western Washington University, Revenue, AG Insured, Series 2019, 3.00%, 04/01/2044	5,000	3,706
		715,744
Wisconsin — 9.2%
Public Finance Authority, Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (c)	700,000	700,032
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, 7.00%, 06/05/2030 (c)(d)	700,000	700,030
		1,400,062
Total Municipal Bonds (Cost $21,233,680)		21,209,096
	Shares
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (i) (Cost $69,762)	69,762	69,762
Total Investments — 141.1% (Cost $21,303,442)		21,278,858
Floating Rate Note Obligations — (15.9%) (j)		(2,400,000)
Liabilities in Excess of Other Assets — (25.2)%		(3,802,642)
Net Assets — 100.0%		15,076,216

(a)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.

(b)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at June 30, 2025 amounted to $9,656,326, which represents approximately 64.05% of net assets of the Fund.

(d)  When-issued security.

(e)  All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.

(f)  Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

(g)  Represents less than 0.05% of net assets.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund | Schedule of Investments | June 30, 2025 (unaudited)

(h)  Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(i)  Represents 7-day effective yield as of June 30, 2025.

(j)  Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT  — Alternative Minimum Tax

GO  — General Obligation

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,768
Aggregate gross unrealized depreciation	(48,352)
Net unrealized depreciation	$(24,584)
Federal income tax cost of investments	$21,303,442

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

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Statement of Assets and Liabilities

June 30, 2025 (unaudited)

First Eagle Tactical Municipal Opportunities Fund
Assets
Investments (Cost $21,303,442) (Note 2)	$21,278,858
Receivable for investments sold	2,031,233
Accrued interest and dividends receivable	193,007
Due from adviser (Note 5)	20,845
Due from custodian	430,512
Total Assets	23,954,455
Liabilities
Investment advisory fees payable (Note 5)	1,824
Payable for investment purchased	6,445,665
Payable for Floating Rate Note Obligations	2,400,000
Administrative fees payable (Note 5)	4
Payable for dividends to shareholders	11,195
Accrued expenses and other liabilities	19,551
Total Liabilities	8,878,239
Commitments and contingent liabilities^	—
Net Assets	$15,076,216
Net Assets Consist of
Paid in capital	$15,100,401
Total distributable earnings (losses)	(24,185)
Net Assets	$15,076,216
Class I
Net Assets	$15,076,216
Shares Outstanding	1,507,046
Net asset value per share and redemption proceeds per share	$10.00

^  See Note 5 in the Notes to the Financial Statements.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Statement of Operations

Period ended June 30, 2025 (unaudited)

First Eagle Tactical Municipal Opportunities Fund
For the Period 5/30/25† - 6/30/25
Investment Income
Interest	$8,267
Dividends	3,863
Total Income	12,130
Expenses
Investment advisory fees (Note 5)	1,824
Shareholder servicing agent fees	44
Administrative fees (Note 5)	4
Professional fees	14,688
Custodian and accounting fees	4,553
Registration and filing fees	1
Other expenses	303
Total Expenses	21,417
Expense waiver (Note 5)	(20,845)
Expense reductions due to earnings credits (Note 2)	(39)
Net Expenses	533
Net Investment Income (Note 2)	11,597
Realized and Unrealized Gains (Losses) on Investments (Note 2)
Net realized gains (losses) from:
Transactions in investments	399
399
Changes in unrealized appreciation (depreciation) of:
Investments	(24,584)
(24,584)
Net realized and unrealized (losses) on investments	(24,185)
Net Decrease in Net Assets Resulting from Operations	$(12,588)

†  Inception date.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Statement of Changes in Net Assets

First Eagle Tactical Municipal Opportunities Fund
For the Period 5/30/25† - 6/30/25 (unaudited)
Operations
Net investment income	$11,597
Net realized gain from investments	399
Change in unrealized (depreciation) of investments	(24,584)
Net (decrease) in net assets resulting from operations	(12,588)
Distributions to Shareholders
Distributable earnings:
Class I	(11,597)
Decrease in net assets resulting from distributions	(11,597)
Fund Share Transactions
Class I
Net proceeds from shares sold	15,100,000
Net asset value of shares issued for reinvested dividends and distributions	401
Increase in net assets from Class I share transactions	15,100,401
Net increase in net assets	15,076,216
Net Assets (Note 2)
Beginning of period	—
End of period	$15,076,216
Changes in Shares Outstanding
Class I
Shares outstanding, beginning of period	—
Shares sold	1,507,006
Shares issued on reinvestment of distributions	40
Shares outstanding, end of period	1,507,046

†  Inception date.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

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First Eagle Tactical Municipal Opportunities Fund

Financial Highlights

	Per share operating performance*
Class I For the Period	5/30/25^ - 6/30/25 (unaudited)
Investment Operations
Net asset value, beginning of period	$10.00
Net investment income	0.04
Net realized and unrealized gains on investments†	0.00	**
Total investment operations	0.04
Less Dividends and Distributions
From net investment income	(0.04)
From capital gains	—
Total distributions	(0.04)
Net asset value, end of period	$10.00
Total return	0.40	%(a)
Net assets, end of period (thousands)	$15,076
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	8.43	%(b)
Operating expenses including earnings credits and/or fee waivers	0.25	%(b)
Net investment income excluding earnings credits and/or fee waivers	(2.74	)%(b)
Net investment income including earnings credits and/or fee waivers	5.44	%(b)
Supplemental Data
Portfolio turnover rate	32.25	%(a)

^  Inception date.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Not annualized.

(b)  Annualized.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

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Notes to Financial Statements

Note 1 — Organization

First Eagle Tactical Municipal Opportunities Fund (the "Fund") is a newly-organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its shares of beneficial interest (the "Common Shares"), and is operated as an "interval fund." The Fund was organized as a Delaware statutory trust on December 23, 2024, pursuant to a Declaration of Trust governed by the laws of the State of Delaware, as amended and restated by the Amended and Restated Declaration of Trust, dated as of April 3, 2025.

The Fund's primary investment objective is to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds that pay interest that is exempt from regular federal personal income tax. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

The Fund currently offers one class of Common Shares: Class I Shares. The Fund has been granted exemptive relief (the "Exemptive Relief") from the Securities and Exchange Commission (the "SEC") that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

As required under the 1940 Act, the closing of this transaction was deemed an "assignment" of the prior investment management agreement between the Fund and the Adviser which resulted in automatic termination of the agreement. On

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

April 3, 2025, the Board of Trustees of the Fund (the "Board") considered a new substantially identical investment management agreement with the Adviser, which it approved and presented to the sole initial shareholder of the Fund for approval, and was approved by such shareholder to take effect as of the closing of the transaction. The current investment management agreement took effect upon the closing of the transaction on August 15, 2025. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

The Adviser has agreed to pay all of the Fund's offering costs and organizational expenses. Offering costs and organizational expenses are not reimbursable to the Adviser by the Fund.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investment Valuation — The Fund's net asset value ("NAV") per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading.

The Fund's securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models, and assumptions for its evaluated prices.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

Fair valuation of securities, other financial instruments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation procedures for the Fund. In accordance with

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2025:

First Eagle Tactical Municipal Opportunities Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$21,209,096	$—	$21,209,096
Short-Term Investments	69,762	—	—	69,762
Total	$69,762	$21,209,096	$—	$21,278,858

†  See Schedule of Investments for additional detailed categorizations.

b)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligation using the effective yield method.

The difference between cost and fair value on open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from prior period is reflected as change in unrealized gains (losses) of investment securities in the Statement of Operations.

c)  Tender Option Bonds — Inverse floating rate interests ("Inverse Floaters") are issued in connection with municipal tender option bond ("TOB") financing transactions (secured borrowing) to generate leverage for the Fund. Such instruments are created by a special purpose trust (a "TOB Trust") that holds long-term fixed rate bonds sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests ("Floaters"), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund also may purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short- term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund's investments in Inverse Floaters could negatively impact the Fund's performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Fund's Portfolio of Investments as "(g) All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash." with the Fund recognizing as liabilities, labeled "Payable for Floating Rate Note Obligation" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

"Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense" on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of "Accrued interest and dividends receivable" and "Interest expense and fees payable" on the Statement of Assets and Liabilities, respectively.

As of June 30, 2025, the aggregate value of Floaters issued by the Fund's TOB Trusts were as follows:

Floating Rate Obligations:
First Eagle Tactical Municipal Opportunities Fund	$2,400,000

The Fund entered into TOB transactions on June 27, 2025, thus no interest expense has been incurred for the period ended June 30, 2025.

d)  United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

e)  Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

f)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

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Notes to Financial Statements

h)  Indemnification — In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i)  New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

j)  Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the fund's financial position or the results of its operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund's defined investment objective. The Fund's CODM is represented by the Adviser, through various committees. The Fund's net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund's financial statements.

k)  Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives

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Notes to Financial Statements

risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 3 — Principal Risks

Market Risk — The Fund is subject to market risks including unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund's activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund's performance. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund.

Interest Rate Risk — An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. A significant increase in market interest rates could harm the Fund's ability to attract new portfolio companies and originate new loans and investments. In periods of rising interest rates, the Fund's cost of funds would increase, resulting in a decrease in the Fund's net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund's capital that the decrease in interest rates may produce. As of the date hereof, there have been significant recent rate increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

Credit Risk — The value of the Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss. Additionally, issuers of syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This would decrease the Fund's income and lower the value of the syndicated loans and credit instruments experiencing default. With respect to the Fund's investments in syndicated loans and debt securities that are secured, there can be no assurance that the collateral would satisfy the issuer's obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of an issuer's bankruptcy, the Fund could be delayed or limited in its ability to realize the benefits of any collateral securing such syndicated loans or credit instruments. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Municipal Bond Risk — Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors' rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest. In the event of a default in the payment of interest and/or repayment of principal, the Fund may enforce its rights by taking possession of, and managing, the assets securing the issuer's obligations on such securities. These actions may increase the Fund's operating expenses. In addition, lawmakers may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. State or federal regulation with respect to a specific sector could impact the revenue stream for a given subset of the market. Municipal bonds may

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

have lower overall liquidity than other types of bonds, and there may be less publicly available and timely information about the financial condition of municipal issuers than for issuers of other securities.

High Yield Risk — The Fund may invest in high yield debt instruments. Instruments with the lowest investment grade ratings are considered to have speculative characteristics. Certain debt instruments that have not been rated also are considered by the Adviser to be equivalent to below investment grade (often referred to as "high yield" or "junk" bonds). On balance, debt instruments that are below investment grade are considered predominately speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. In the event of a high yield issuer's bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. Prices of high yield instruments are subject to extreme price fluctuations and are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt instruments. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt instruments, especially in a thinly traded market. Analyses of the creditworthiness of issuers of lower-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of each Fund to achieve its investment objective may, to the extent of investment in lower-rated debt instruments, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated instruments.

Special Situations Municipal Securities Risk — The availability of special situations municipal securities that present attractive investment opportunities has historically been sporadic and may in the future be rare or at times non-existent. As such, the portion of the Fund's assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. At times when the portion of the Fund's assets invested in special situations municipal securities is low, due to lack of availability of special situations municipal securities or otherwise, that low level exposure to such securities may impede the Fund's ability to fully pursue its investment objectives. Special situations municipal securities present both unusual opportunities and challenges. The ability of the Fund to capitalize on its investments in special situations municipal securities will be dependent on several factors including, but not limited to, the Adviser's ability (1) to select special situations municipal securities to invest in that have good prospects for improving their creditworthiness over time, or otherwise experiencing price improvement; (2) to manage the various special situations municipal securities' credits through the recovery process, including work-outs, buyouts and bankruptcies; (3) to buy attractively-priced special situations municipal securities that have the potential to appreciate significantly in value or minimize losses, depending on market conditions; and (4) to liquidate its investments in special

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

situations municipal securities, either by selling such securities to other investors at attractive prices, or by receiving cash, securities or other assets of value after and as a result of a work-out or the issuer's emergence from bankruptcy. The Adviser's ability to succeed in these efforts will require skills and techniques that are different from or in addition to the skills and techniques used by a typical municipal investment manager. There is no assurance that the Adviser will succeed in its efforts, or that market circumstances will end up being favorable to deriving outsized returns from investments in special situations municipal securities.

Debt Securities Risk — The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower's financial strength, management performance, financial leverage and reduced demand for the borrower's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Large Shareholder Risk — To the extent that certain shareholders, including affiliates of the Adviser and the Subadviser, hold a substantial amount of Common Shares, there is a risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the Fund's ability to conduct its investment program.

Additionally, if a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Common Shares tendered by each shareholder. In such situations, shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over affiliated shareholders, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Illiquidity Risk — To the extent consistent with applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act, the Fund intends to invest in illiquid investments and may do so without limit. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund's proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund's inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

valued at fair value, which is inherently less precise than utilizing market value for liquid investments and may lead to differences between the price at which a security is valued for determining the Fund's NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Valuation Risk — When market quotations are not readily available or are deemed unreliable, the Fund's investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon disposition.

SOFR Risk — The London Interbank Offered Rate ("LIBOR") has been discontinued and is no longer considered a representative rate. The market in the U.S. has transitioned to the Secured Overnight Financing Rate ("SOFR") based rates as modified, in some cases, by an applicable spread adjustment. The Fund's Credit Facility utilizes a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, as administrator of SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked investments. SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor) may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked investments, such as loans and notes, which may adversely affect the trading prices and marketability of such investments. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of such investments in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Leverage Risk — The Fund intends to utilize leverage by utilizing borrowings, generally through TOB financings. There can be no assurance that the Fund's use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund's total leverage, either through borrowings, preferred stock issuance, or similar transactions, may not exceed 33 1/3% of the Fund's Managed Assets.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund's net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund's NAV, which could have a material adverse impact on the Fund's business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund's current income. This interest expense may be greater than the Fund's current income on the underlying investment. The Fund's leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

•  The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

•  The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

•  The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

•  When the Fund uses financial leverage, the investment advisory fees payable to the Adviser will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund's Managed Assets there may be a financial incentive to the Adviser to increase the Fund's use of leverage, which creates an inherent conflict of interest;

•  Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

•  Certain types of borrowings and issuances of preferred shares by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can mean that termination of the Management Agreement or the loss of certain key personnel, may adversely impact the terms of the Fund's or its subsidiaries' financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund's business and financial condition. The borrowings which the Fund may incur may be secured by a lien on all or a portion of the Fund's assets.

Repurchase Offers Risk — In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund's outstanding Common Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund's shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund's investments. The Fund believes that payments received in connection with the Fund's investments will generate sufficient cash to meet the maximum potential amount of the Fund's repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund's repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances,

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund's expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund's outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund's outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund's Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase.

Non-Diversified Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M (which are less stringent than the diversification requirements of the 1940 Act), including its diversification requirements that apply to the percentage of the Fund's total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.

Note 4 — Purchases and Sales of Securities

For the period ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were $21,875,362 and $3,048,296, respectively.

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Notes to Financial Statements

Note 5 — Investment Advisory Agreement and Other Transactions with Related Persons

Pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser is responsible for the management of the Fund's portfolio. In return for its investment advisory services, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the average daily value of the Fund's Managed Assets. Managed Assets includes assets purchased with borrowed money.

The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of the Class I shareholders are limited to 0.25%, of average net assets (the "Expense Limitations"). This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that Class I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.25% of the average net assets; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date in which the Fund incurred the fee and/or expense.

During the period ended June 30, 2025, the Adviser waived $20,845 in expenses, which are included under "expense waiver" on its Statement of Operations. As of June 30, 2025, the Fund has $20,845 receivable from the Adviser for reimbursement of expenses, which are included under "due from adviser" on its Statement of Assets and Liabilities.

For the period ended June 30, 2025, the amounts available for potential future repayment to the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring
	Total Eligible for Recoupment	2028*
Class I	$20,845	$20,845

*  Amounts included represent the amounts incurred for the period May 30, 2025 to June 30, 2025.

The Adviser also performs certain non-investment advisory, administrative, accounting, operations, legal, compliance and other services on behalf of the Fund, and in accordance with the Management Agreement, the Fund reimburses the Adviser for costs and expenses (including overhead and personnel costs) associated with such services. These reimbursements may not exceed an annual rate of 0.05% of the Fund's average daily net assets.

J.P. Morgan Chase Bank, N.A. ("JPM"), the Fund's administrator, accounting agent and primary custodian, holds the Fund's portfolio securities and other assets and is

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Financial Statements

responsible for calculating the Fund's net asset value and maintaining the accounting records of the Fund. JPM, as the Fund's administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund's custodian.

Independent Trustees are compensated by the Fund for their services. As of June 30, 2025, such amounts are included under Trustees' fees on the Statement of Operations.

Note 6 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund's Common Shares pursuant to a distribution contract with the Fund.

Common Shares of the Fund are continuously offered through the Distributor and/or certain financial intermediaries that have agreements with the Distributor. Class I Shares are sold on a continuous basis at the Fund's NAV per share

Note 7 — Periodic Repurchase Offers

The Fund is a closed-end interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at net asset value. The Fund expects the first repurchase offer to be made within six months following effectiveness of the Fund's registration statement.

The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the shareholder whose Common Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce a repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Note 8 — Subsequent Events

As noted in Note 1, on August 15, 2025 after the period covered by this report, private equity funds managed by Genstar Capital purchased all interests in First Eagle held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. The Fund's current investment management agreement took effect upon the closing of the transaction on August 15, 2025, following approval of the agreement by sole initial shareholder.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 30, 2025 and held for the period ended June 30, 2025.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 6/30/25	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Tactical Municipal Opportunities Fund
Class I	0.40%	$1,000	$1,004.00	0.25%	$0.20

(1)  For the period May 30, 2025 to June 30, 2025.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period).

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table that follows titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on January 1, 2025 and held for the period ended June 30, 2025.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Tactical Municipal Opportunities Fund
Class I	5.00%	$1,000	$1,023.55	0.25%	$1.25

(1)  For the period May 30, 2025 to June 30, 2025.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

General Information

Form N-PORT portfolio schedule

The First Eagle Tactical Municipal Opportunities Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Dividend Reinvestment Plan

Pursuant to the Fund's dividend reinvestment plan (the "Plan"), all Common Shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by SS&C GIDS, Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See "Tax Matters" in the Fund's Prospectus for additional information.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Agent will include a notification to registered holders of Common Shares with the Plan Agent.

Additional information about the Plan may be obtained from the Plan Agent.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees (the "Board") of the Fund, including a majority of the independent trustees (the "Independent Trustees"), approved the proposed advisory agreement for the Fund with the Adviser (the "Advisory Agreement"), subject to the approval of the sole shareholder of the Fund.

In response to a letter from the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Board received materials specifically relating to the material terms of the Advisory Agreement. These materials included information on (i) the investment performance of the Adviser in managing other funds and accounts following municipal strategies, generally with comparisons to appropriate market indices, (ii) fees payable to the Adviser by the Fund under the proposed Advisory Agreement, (iii) third-party and management analyses of the proposed fees and expenses, (iv) the economic outlook and the general investment outlook in the markets in which the Fund invests, and (v) the organizational structure and business of the Adviser and the Adviser's regulatory filings, including, but not limited to, Form ADV.

Prior to approving the proposed Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fees were fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the approval of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services to be provided by the Adviser to the Fund under the Advisory Agreement. The Adviser will provide the Fund with investment research, advice and supervision, and will continuously furnish an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund would not be affected by the Adviser's undertaking to manage the Fund's expense under an Expense Limitation Agreement (discussed below). The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

•  The Trustees commented on the background and experience of the Fund's portfolio manager.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement

Investment Performance of the Adviser

•  The Trustees reviewed indicative investment performance associated with other accounts managed by the Adviser following municipal strategies and received representations as to the target yield for the Fund.

•  Performance forecasts were determined to be adequate under the circumstances given benchmarks, peer comparisons and on an absolute basis, and reflective of the Fund's investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with the Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation to be received by the Adviser and related forecasts of overall Fund expenses. Total compensation was recognized as including the advisory fee to be charged on "Managed Assets" (a gross measure of the Fund's assets taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program)). The Trustees specifically considered the potential conflict of interest the Adviser has in a fee that is increased as a result of leverage. They concluded that this compensation was commensurate with the nature, extent, and quality of the services to be provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer interval funds for services comparable to those to be provided by the Adviser and referred to a report specifically prepared by an independent third-party data provider in connection with the Trustees' review of the Advisory Agreement, together with a management summary of the same. They determined that the Adviser's proposed fees were competitive, with the net management fee being within the range of peers.

•  The Trustees also considered undertakings by the Adviser to support the Fund through an Expense Limitation Agreement. It was forecast that significant levels of Fund expense would be borne by the Adviser for at least the period of the agreement, subject to potential recoupment to the Adviser in the future. Finally, the Trustees considered that the Adviser had undertaken to bear the Fund's initial organization and offering costs. This package of undertakings was considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment by the Adviser to investing in its launch and initial operations.

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates, the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements (and related expense pass-throughs) to be paid. With regard to other possible benefits associated with the Adviser's management of the Fund, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b-1 fees on shareholders it services

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement

directly (if any) and that the Adviser may be able to extend investment and operational efficiencies associated with the Fund to its management of other types of accounts.

•  The Trustees reviewed the Fund's expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the Adviser are necessarily speculative at this point.

•  The Trustees reviewed the Adviser's financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Fund.

The Board of the Fund also approved a "new" advisory agreement for the Fund with the Adviser (referred to here as the "New Advisory Agreement") that is substantially identical to the Advisory Agreement and will be effective subsequent to the prospective change of ownership (the "Transaction") of the parent company of the Adviser, First Eagle Holdings, Inc. ("FE Holdings"), subject to the approval of the sole shareholder of the Fund. The Board also recommended that the sole shareholder of the Fund approve the New Advisory Agreement.

The Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the "Buyers") and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser's business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction. The Trustees noted that a public proxy solicitation process would not be required as the continuation of the Fund's advisory arrangements can be approved by the sole initial shareholder.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management's view that the Transaction, and related continuation of the Adviser's services without interruption under the proposed New Advisory Agreement, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Fund and its shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Fund by the Adviser as a result of the Transaction.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement

and within the range of what could be negotiated at arm's length, and that the approval of the New Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided by the Adviser to the Fund and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnish an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund, which is subject to expense caps, are not affected by the terms of the expense cap.

•  The Trustees commented on the background and experience of the Fund's portfolio manager. The Trustees also noted that it was anticipated that the portfolio manager would not change in connection with the Transaction.

•  The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management's strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

•  The Trustees noted that there would be no costs associated with a proxy solicitation borne by the Fund in connection with the Transaction.

Investment Performance of the Adviser

•  The Trustees noted investment performance associated with other funds managed by the Adviser following municipal strategies and received general market information suggesting possible return profiles and targets for the Fund.

•  Performance forecasts were determined to be adequate and reflective of the Fund's investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with the Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees were provided detailed information regarding the total compensation to be received by the Adviser and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement

that are passed through to the Fund (notably, under the administrative cost reimbursement program). The Trustees were also provided comparative fee and expense information for peer funds.

•  The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that the existing expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

•  The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Fund.

•  The Trustees considered potential economies of scale in the operation of the Fund and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the Fund "pays" for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. Further scale as a result of the Transaction was considered but viewed as speculative.

•  The Trustees reviewed the Adviser's financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Fund.

•  The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser's parent company.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Advisory Trustee

Scott Sleyster*

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Fund's Statement of Additional Information.

*  Mr. Sleyster is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the 1940 Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Tactical Municipal Opportunities Fund.

First Eagle Tactical Municipal Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Tactical Municipal Opportunities Fund is
offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report.

Item 6. Investments.

Please see the schedule of investments contained under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Approval of Advisory Agreement and Approval of New Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees (the “Board”) of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the proposed advisory agreement for the Fund with the Adviser (the “Advisory Agreement”), subject to the approval of the sole shareholder of the Fund.

In response to a letter from the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Board received materials specifically relating to the material terms of the Advisory Agreement. These materials included information on (i) the investment performance of the Adviser in managing other funds and accounts following municipal strategies, generally with comparisons to appropriate market indices, (ii) fees payable to the Adviser by the Fund under the proposed Advisory Agreement, (iii) third-party and management analyses of the proposed fees and expenses, (iv) the economic outlook and the general investment outlook in the markets in which the Fund invests, and (v) the organizational structure and business of the Adviser and the Adviser's regulatory filings, including, but not limited to, Form ADV.

Prior to approving the proposed Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fees were fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the approval of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion:

Nature, Quality, and Extent of Services Provided by Adviser

●	The Trustees reviewed the services to be provided by the Adviser to the Fund under the Advisory Agreement. The Adviser will provide the Fund with investment research, advice and supervision, and will continuously furnish an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund would not be affected by the Adviser's undertaking to manage the Fund's expense under an Expense Limitation Agreement (discussed below). The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

●	The Trustees commented on the background and experience of the Fund's portfolio manager.

Investment Performance of the Adviser

●	The Trustees reviewed indicative investment performance associated with other accounts managed by the Adviser following municipal strategies and received representations as to the target yield for the Fund.

●	Performance forecasts were determined to be adequate under the circumstances given benchmarks, peer comparisons and on an absolute basis, and reflective of the Fund's investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with the Fund; Economies of Scale; Fall-Out Benefits

●	The Trustees reviewed the total compensation to be received by the Adviser and related forecasts of overall Fund expenses. Total compensation was recognized as including the advisory fee to be charged on “Managed Assets” (a gross measure of the Fund’s assets taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program)). The Trustees specifically considered the potential conflict of interest the Adviser has in a fee that is increased as a result of leverage. They concluded that this compensation was commensurate with the nature, extent, and quality of the services to be provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer interval funds for services comparable to those to be provided by the Adviser and referred to a report specifically prepared by an independent third-party data provider in connection with the Trustees' review of the Advisory Agreement, together with a management summary of the same. They determined that the Adviser's proposed fees were competitive, with the net management fee being within the range of peers.

●	The Trustees also considered undertakings by the Adviser to support the Fund through an Expense Limitation Agreement. It was forecast that significant levels of Fund expense would be borne by the Adviser for at least the period of the agreement, subject to potential recoupment to the Adviser in the future. Finally, the Trustees considered that the Adviser had undertaken to bear the Fund's initial organization and offering costs. This package of undertakings was considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment by the Adviser to investing in its launch and initial operations.

●	While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates, the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements (and related expense pass-throughs) to be paid. With regard to other possible benefits associated with the Adviser's management of the Fund, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b-1 fees on shareholders it services directly (if any) and that the Adviser may be able to extend investment and operational efficiencies associated with the Fund to its management of other types of accounts.

●	The Trustees reviewed the Fund's expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the Adviser are necessarily speculative at this point.

●	The Trustees reviewed the Adviser's financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Fund.

The Board of the Fund also approved a “new” advisory agreement for the Fund with the Adviser (referred to here as the “New Advisory Agreement”) that is substantially identical to the Advisory Agreement and will be effective subsequent to the prospective change of ownership (the “Transaction”) of the parent company of the Adviser, First Eagle Holdings, Inc. (“FE Holdings”), subject to the approval of the sole shareholder of the Fund. The Board also recommended that the sole shareholder of the Fund approve the New Advisory Agreement.

The Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the “Buyers”) and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser’s business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction. The Trustees noted that a public proxy solicitation process would not be required as the continuation of the Fund’s advisory arrangements can be approved by the sole initial shareholder.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management’s view that the Transaction, and related continuation of the Adviser’s services without interruption under the proposed New Advisory Agreement, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Fund and its shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Fund by the Adviser as a result of the Transaction.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable and within the range of what could be negotiated at arm’s length, and that the approval of the New Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

●	The Trustees reviewed the services provided by the Adviser to the Fund and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund, which is subject to expense caps, are not affected by the terms of the expense cap.

●	The Trustees commented on the background and experience of the Fund’s portfolio manager. The Trustees also noted that it was anticipated that the portfolio manager would not change in connection with the Transaction.

●	The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

●	The Trustees noted that there would be no costs associated with a proxy solicitation borne by the Fund in connection with the Transaction.

Investment Performance of the Adviser

●	The Trustees noted investment performance associated with other funds managed by the Adviser following municipal strategies and received general market information suggesting possible return profiles and targets for the Fund.

●	Performance forecasts were determined to be adequate and reflective of the Fund’s investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with the Fund; Economies of Scale; Fall-Out Benefits

●	The Trustees were provided detailed information regarding the total compensation to be received by the Adviser and the Fund’s total costs for using the Adviser’s services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program). The Trustees were also provided comparative fee and expense information for peer funds.

●	The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that the existing expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

●	The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Fund.

●	The Trustees considered potential economies of scale in the operation of the Fund and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the Fund “pays” for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. Further scale as a result of the Transaction was considered but viewed as speculative.

●	The Trustees reviewed the Adviser’s financial condition and profitability. Overall profits were believed to be robust, but no near-term profits are anticipated in respect of management of the Fund.

●	The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser’s parent company.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

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Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Tactical Municipal Opportunities Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2025

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date September 5, 2025

*Print the name and title of each signing officer under his or her signature.

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